MORTGAGE LOANS ON REAL ESTATE - Schedule of Allowance for Credit Loss (Details) - Real Estate - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance		$ (158)
Ending balance	$ (153)
Commercial mortgage loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	(158)	(149)	$ (61)	$ (60)
Recovery (provision)	18	(12)	(5)	(1)
Writeoffs charged against the allowance		3		0
Ending balance	(140)	(158)	(66)	(61)
Residential mortgage loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	(10)	(9)	0	0
Recovery (provision)	(3)	(1)	0	0
Writeoffs charged against the allowance		0		0
Ending balance	$ (13)	$ (10)	$ 0	$ 0